Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	December 31
	2024	2023
A. Composition:

Trade receivables	1,199	2,468
Less expected credit loss (see Note B below)	(55)	(16)
Trade receivables, net	1,144	2,452

Schedule of Three-level Provision Matrix

Three-level provision matrix

	Default rate	As of December 31, 2024	ECL	Default rate	As of December 31, 2023	ECL
Key customers IL	0.1%	1,015	1	0.1%	2,062	2
Other customers	3.5%	184	6	3.5%	406	14
Specific provision	-	-	48	-	-	-
Total		1,199	55		2,468	16